Share-Based Compensation (Details) - USD ($)				12 Months Ended
	Oct. 27, 2025	Oct. 15, 2025	Oct. 06, 2025	Dec. 31, 2025
Share-Based Compensation [Line Items]
Share-based compensation expenses (in Dollars)				$ 2,315,089
Unrecognized compensation expenses (in Dollars)				$ 8,488,661
Common Stock [Member]
Share-Based Compensation [Line Items]
Shares for services		2,512,500
Shares issued	2,512,500		1,250,000	1,250,000 [1]
Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation [Line Items]
Ordinary shares granted	2,512,500

[1]	The share and per share information are presented on a retrospective basis to reflect the Reorganization and Share Surrender (collectively “Recapitalization”) completed on June 5, 2025 and September 5, 2025, respectively. (Note 1 (b))